Inventories, Net	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories, Net

10 Inventories, net

Inventories are summarized as follows:

	2015	2014

Raw materials	66	50
Work in process	1,376	580
Finished goods	437	125

	1,879	755

The portion of the finished goods stored at customer locations under consignment amounted to $69 million as of December 31, 2015 (2014: $19 million).

The amounts recorded above are net of an allowance for obsolescence of $84 million as of December 31, 2015 (2014: $64 million).

See note 3 for further information regarding the acquisition of Freescale.